Related Party Transactions (Details Textual) $ in Millions	12 Months Ended
Jun. 30, 2019 ARS ($)
Argentine Operations Center [Member]
Related Party Transactions (Textual)
Employee compensation	$ 17
Israel Operations Center [Member]
Related Party Transactions (Textual)
Employee compensation	$ 132